Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Summary of Non Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019
Mexico	Ps. 5,200	Ps. 4,823	Ps. 5,671
Colombia	19	22	21
Brazil	803	738	1,059
	Ps. 6,022	Ps. 5,583	Ps. 6,751

Summary of Changes in Non Controlling Interest
The changes in Coca-Cola FEMSA’s non-controlling interest were as follows:

	2021	2020	2019
Balance at beginning of the period	Ps. 5,583	Ps. 6,751	Ps. 6,806
Net income of non-controlling interest	623	61	529
Exchange differences on translation of foreign operations	(210)	(1,261)	(565)
Valuation of the effective portion of derivative financial instruments, net of taxes	87	100	(16)
Dividends paid	(61)	(68)	(3)
Balance at end of the period	Ps. 6,022	Ps. 5,583	Ps. 6,751